INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Investment in equity securities, at fair value-Juventas Cell Therapy Ltd. (Details) ¥ in Millions				1 Months Ended			12 Months Ended
	Oct. 26, 2021 USD ($)	Oct. 26, 2021 CNY (¥)	Sep. 29, 2020 CNY (¥)	Sep. 30, 2020	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Oct. 26, 2021 CNY (¥)
Schedule of Investments
Equity ownership (as a percent)					16.327%	16.327%
Interest rate (as a percent)					8.00%	8.00%
Juventas Cell Therapy Ltd.
Schedule of Investments
Payments to acquire equity investments					$ 11,788,000	¥ 80.0
Equity ownership (as a percent)	12.01%			16.45%									12.01%
Interest rate (as a percent)				8.00%
Additional equity investment | ¥			¥ 70.0
Fair value of additional equity interest	$ 32,300,000												¥ 205.6
Change in fair value of investment in equity securities							$ 5,500,000	¥ 35.2
Proceeds from fund raising	63,000,000	¥ 410.0
Equity attributable to noncontrolling interest									$ 33,900,000	¥ 240.9	$ 33,800,000	¥ 240.9
Juventas Cell Therapy Ltd. | Put option
Schedule of Investments
Fair value of additional equity interest | $	$ 0
Change in fair value of investment in equity securities							$ 200,000	¥ 1.4